VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.11

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment